Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Australia — 7.3%
Afterpay Ltd.*	1,413	$122,755
AGL Energy Ltd.	4,402	18,182
Ampol Ltd.	1,758	35,085
APA Group	7,495	46,685
Aristocrat Leisure Ltd.	3,814	126,840
ASX Ltd.	1,293	74,652
Aurizon Holdings Ltd.	11,109	30,077
AusNet Services Ltd.	13,578	24,577
Australia & New Zealand Banking Group Ltd.	18,479	371,106
BHP Group Ltd.	18,952	506,167
BHP Group PLC	13,717	345,591
BlueScope Steel Ltd.	3,125	45,280
Brambles Ltd.	9,348	71,881
Cochlear Ltd.	418	65,401
Coles Group Ltd.	8,403	102,071
Commonwealth Bank of Australia	11,419	847,408
Computershare Ltd.	3,765	48,685
Crown Resorts Ltd.*	2,801	19,174
CSL Ltd.	2,925	611,124
Dexus	6,877	52,930
Domino's Pizza Enterprises Ltd.	429	49,068
Endeavour Group Ltd.	8,189	40,979
Evolution Mining Ltd.	11,549	29,202
Fortescue Metals Group Ltd.	11,074	117,960
Goodman Group	10,813	166,381
Insurance Australia Group Ltd.	15,259	53,289
Lendlease Corp. Ltd.	4,333	33,314
Macquarie Group Ltd.	2,210	285,524
Magellan Financial Group Ltd.	795	19,955
Medibank Pvt. Ltd.	17,418	44,472
Mirvac Group	24,397	51,753
National Australia Bank Ltd.	21,146	417,021
Newcrest Mining Ltd.	5,206	86,304
Northern Star Resources Ltd.	7,569	46,357
Oil Search Ltd.	12,151	37,814
Orica Ltd.	2,861	27,944
Origin Energy Ltd.	12,782	42,884
Qantas Airways Ltd.*	5,515	22,242
QBE Insurance Group Ltd.	9,279	76,442
Ramsay Health Care Ltd.	1,275	63,185
REA Group Ltd.	317	35,704
Reece Ltd.	2,060	27,782
Rio Tinto Ltd.	2,412	171,713
Rio Tinto PLC	7,215	472,959
Santos Ltd.	11,389	58,335
Scentre Group	34,304	73,011
SEEK Ltd.	2,271	49,924
Sonic Healthcare Ltd.	2,969	85,802
South32 Ltd.	21,214	52,643
South32 Ltd.	9,351	23,586
Stockland	14,818	46,990
Suncorp Group Ltd.	8,248	73,341
Sydney Airport*	8,238	48,380
Tabcorp Holdings Ltd.	15,195	52,796
	Number of Shares	Value†

Australia — (continued)
Telstra Corp. Ltd.	27,472	$76,979
The GPT Group	13,907	50,092
The GPT Group-In Specie*	16,419	0
Transurban Group	17,857	179,971
Treasury Wine Estates Ltd.	4,544	40,069
Vicinity Centres	25,092	29,665
Washington H. Soul Pattinson & Co., Ltd.	819	22,761
Wesfarmers Ltd.	7,261	288,795
Westpac Banking Corp.	23,851	441,088
WiseTech Global Ltd.	1,081	40,995
Woodside Petroleum Ltd.	6,041	103,297
Woolworths Group Ltd.	8,189	230,015
		8,054,454
Austria — 0.2%
Erste Group Bank AG	1,757	77,149
OMV AG	924	55,639
Raiffeisen Bank International AG	837	21,891
Verbund AG	423	42,780
voestalpine AG	691	25,525
		222,984
Belgium — 0.8%
Ageas N.V.	1,215	60,167
Anheuser-Busch InBev N.V.	4,974	282,112
Elia Group SA	220	26,290
Etablissements Franz Colruyt N.V.	375	19,130
Groupe Bruxelles Lambert S.A.	714	78,537
KBC Group N.V.	1,640	147,935
Proximus SADP	1,133	22,484
Sofina S.A.	94	37,350
Solvay S.A.	458	56,814
UCB S.A.	822	92,045
Umicore S.A.	1,237	73,181
		896,045
Denmark — 2.6%
A.P. Moller - Maersk A/S, Class A	20	51,541
A.P. Moller - Maersk A/S, Class B	41	110,991
Ambu A/S, Class B	1,031	30,541
Carlsberg AS, Class B	669	109,143
Chr Hansen Holding A/S	695	56,769
Coloplast A/S, Class B	752	117,585
Danske Bank A/S	4,326	72,876
Demant A/S*	713	35,929
DSV A/S	1,300	311,173
Genmab A/S*	422	184,381
GN Store Nord A/S	818	56,575
Novo Nordisk A/S, Class B	10,859	1,046,694
Novozymes A/S, Class B	1,342	91,996
Orsted A/S	1,251	164,900
Pandora A/S	618	75,025
ROCKWOOL International A/S, Class B	55	23,490
Tryg A/S	2,090	47,378

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Vestas Wind Systems A/S	6,525	$261,770
		2,848,757
Finland — 1.3%
Elisa OYJ	882	54,802
Fortum OYJ	2,873	87,242
Kesko OYJ, Class B	1,700	58,639
Kone OYJ, Class B	2,219	155,881
Neste OYJ	2,763	155,867
Nokia OYJ*	34,728	191,536
Nordea Bank Abp	21,026	270,947
Orion OYJ, Class B	750	29,693
Sampo OYJ, Class A	3,183	157,370
Stora Enso OYJ, Class R	3,880	64,627
UPM-Kymmene OYJ	3,513	124,340
Wartsila OYJ Abp	3,006	35,799
		1,386,743
France — 10.5%
Accor S.A.*	1,184	42,218
Aeroports de Paris*	215	27,383
Air Liquide S.A.	3,042	487,207
Airbus S.E.*	3,774	500,342
Alstom S.A.	1,895	71,883
Amundi S.A.	376	31,624
Arkema S.A.	377	49,714
Atos S.E.	644	34,210
AXA S.A.	12,391	343,395
BioMerieux	262	29,812
BNP Paribas S.A.	7,198	460,533
Bollore S.A.	5,730	33,090
Bouygues S.A.	1,412	58,411
Bureau Veritas S.A.	1,821	56,198
Capgemini S.E.	1,034	214,428
Carrefour S.A.	3,954	70,861
Cie de Saint-Gobain	3,268	219,927
Cie Generale des Etablissements Michelin SCA	1,100	168,674
CNP Assurances	1,195	18,861
Covivio	344	28,909
Credit Agricole S.A.	7,440	102,266
Danone S.A.	4,226	288,120
Dassault Aviation S.A.	180	20,234
Dassault Systemes S.E.	4,315	227,079
Edenred	1,545	83,171
Eiffage S.A.	567	57,305
Electricite de France S.A.	3,055	38,390
Engie S.A.	11,581	151,517
EssilorLuxottica S.A.	1,828	349,318
Eurazeo S.E.	255	23,894
Faurecia S.E.	683	32,133
Faurecia S.E.	126	5,977
Gecina S.A.	294	39,554
Getlink S.E.	2,692	42,053
Hermes International	204	281,466
Ipsen S.A.	217	20,678
	Number of Shares	Value†

France — (continued)
Kering S.A.	487	$345,897
Klepierre S.A.*	1,415	31,644
La Francaise des Jeux SAEM	613	31,519
Legrand S.A.	1,731	185,476
L'Oreal S.A.	1,621	670,776
LVMH Moet Hennessy Louis Vuitton S.E.	1,789	1,281,397
Orange S.A.	12,986	140,442
Orpea S.A.	314	36,509
Pernod Ricard S.A.	1,337	294,759
Publicis Groupe S.A.	1,467	98,550
Remy Cointreau S.A.	160	30,978
Renault S.A.*	1,171	41,543
Safran S.A.	2,216	280,281
Sanofi	7,289	701,669
Sartorius Stedim Biotech	179	100,026
Schneider Electric S.E.	3,463	576,777
SCOR S.E.	960	27,644
SEB S.A.	147	20,681
Societe Generale S.A.	5,212	163,213
Sodexo S.A.*	562	49,116
Suez S.A.	2,325	53,015
Teleperformance	373	146,714
Thales S.A.	680	65,930
TotalEnergies S.E.	16,070	768,113
Ubisoft Entertainment S.A.*	622	37,247
Unibail-Rodamco-Westfield*	660	48,576
Unibail-Rodamco-Westfield*	2,500	9,465
Valeo	1,447	40,383
Veolia Environnement S.A.	3,618	110,551
Vinci S.A.	3,402	353,838
Vivendi S.E.	4,675	58,858
Wendel S.E.	185	25,562
Worldline S.A.*	1,504	114,644
		11,652,628
Germany — 8.2%
adidas AG	1,217	382,450
Allianz S.E.	2,650	593,721
BASF S.E.	5,875	445,385
Bayer AG	6,381	346,332
Bayerische Motoren Werke AG	2,162	205,345
Bechtle AG	564	38,575
Beiersdorf AG	673	72,617
Brenntag S.E.	1,011	93,916
Carl Zeiss Meditec AG	250	47,888
Commerzbank AG*	6,847	45,353
Continental AG*	734	79,682
Covestro AG	1,214	82,735
Daimler AG	5,477	483,245
Delivery Hero S.E.*	1,001	127,683
Deutsche Bank AG*	13,202	167,768
Deutsche Boerse AG	1,210	196,343
Deutsche Lufthansa AG*	1,773	12,097
Deutsche Post AG	6,360	398,834

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Telekom AG	21,319	$427,535
Deutsche Wohnen S.E.	2,163	132,256
E.ON S.E.	14,614	178,374
Evonik Industries AG	1,328	41,642
Fresenius Medical Care AG & Co., KGaA	1,307	91,679
Fresenius S.E. & Co., KGaA	2,688	128,662
GEA Group AG	932	42,564
Hannover Rueck S.E.	392	68,263
HeidelbergCement AG	971	72,440
HelloFresh S.E.*	1,016	93,642
Henkel AG & Co., KGaA	685	58,927
Infineon Technologies AG	8,345	341,296
KION Group AG	441	41,003
Knorr-Bremse AG	447	47,825
LANXESS AG	503	33,995
LEG Immobilien S.E.	468	66,107
Merck KGaA	821	177,697
MTU Aero Engines AG	338	75,990
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	245,582
Nemetschek S.E.	350	36,557
Puma S.E.	591	65,699
Rational AG	35	32,878
RWE AG	4,070	143,542
SAP S.E.	6,724	909,281
Scout24 AG	551	38,164
Siemens AG	4,923	805,162
Siemens Energy AG*	2,663	71,234
Siemens Healthineers AG	1,732	112,330
Symrise AG	817	107,085
TeamViewer AG*	927	27,120
Telefonica Deutschland Holding AG	5,808	16,505
Uniper S.E.	601	25,019
United Internet AG	668	25,840
Vitesco Technologies Group AG, Class A*	147	8,672
Volkswagen AG	205	63,223
Vonovia S.E.	3,431	205,908
Zalando S.E.*	1,430	130,418
		9,010,085
Hong Kong — 2.8%
AIA Group Ltd.	77,800	895,043
BOC Hong Kong Holdings Ltd.	24,000	72,322
Budweiser Brewing Co., APAC, Ltd.	11,100	28,194
Chow Tai Fook Jewellery Group Ltd.	14,600	27,766
CK Asset Holdings Ltd.	13,034	75,203
CK Hutchison Holdings Ltd.	17,128	114,263
CK Infrastructure Holdings Ltd.	5,000	27,888
CLP Holdings Ltd.	11,000	105,913
ESR Cayman Ltd.*	11,600	35,010
Futu Holdings Ltd., ADR*	300	27,306
Galaxy Entertainment Group Ltd.*	14,000	71,834
Hang Lung Properties Ltd.	14,000	31,907
	Number of Shares	Value†

Hong Kong — (continued)
Hang Seng Bank Ltd.	5,100	$87,357
Henderson Land Development Co., Ltd.	8,891	33,950
HK Electric Investments & HK Electric Investments Ltd.	20,777	20,631
HKT Trust & HKT Ltd.	25,240	34,511
Hong Kong & China Gas Co., Ltd.	71,112	107,443
Hong Kong Exchanges & Clearing Ltd.	7,784	478,331
Hongkong Land Holdings Ltd.	7,400	35,347
Link REIT	13,373	114,518
Melco Resorts & Entertainment Ltd., ADR*	1,367	13,998
MTR Corp., Ltd.	10,671	57,431
New World Development Co., Ltd.	10,458	42,535
Power Assets Holdings Ltd.	9,500	55,690
Sino Land Co., Ltd.	18,095	24,343
SITC International Holdings Co., Ltd.	9,000	32,026
SJM Holdings Ltd.*	11,000	7,476
Sun Hung Kai Properties Ltd.	8,661	108,144
Swire Pacific Ltd., Class A	3,500	20,710
Swire Properties Ltd.	7,136	17,827
Techtronic Industries Co., Ltd.	9,000	177,854
WH Group Ltd.	46,372	33,019
Wharf Real Estate Investment Co., Ltd.	11,000	56,517
Xinyi Glass Holdings Ltd.	12,000	35,797
		3,108,104
Ireland — 1.1%
CRH PLC	5,107	241,024
DCC PLC	613	51,103
Experian PLC	5,862	245,560
Flutter Entertainment PLC*	1,078	213,802
James Hardie Industries PLC	2,913	103,328
Kerry Group PLC, Class A	1,018	136,787
Kingspan Group PLC	981	97,854
Smurfit Kappa Group PLC	1,508	79,394
		1,168,852
Israel — 0.6%
Azrieli Group Ltd.	283	25,475
Bank Hapoalim BM	7,162	62,908
Bank Leumi Le-Israel BM	9,130	77,359
Check Point Software Technologies Ltd.*	712	80,484
CyberArk Software Ltd.*	200	31,564
Elbit Systems Ltd.	186	26,933
ICL Group Ltd.	4,391	31,999
Israel Discount Bank Ltd., Class A*	7,042	37,174
Mizrahi Tefahot Bank Ltd.	962	32,400
Nice Ltd.*	415	117,512
Teva Pharmaceutical Industries Ltd.*	6,350	62,286
Teva Pharmaceutical Industries Ltd., ADR*	500	4,870
Wix.com Ltd.*	359	70,353
		661,317

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — 2.0%
Amplifon SpA	856	$40,682
Assicurazioni Generali SpA	7,257	153,697
Atlantia SpA*	3,439	64,900
Davide Campari-Milano N.V.	3,207	45,049
DiaSorin SpA	180	37,694
Enel SpA	52,563	403,432
Eni SpA	16,285	217,164
Ferrari N.V.	835	174,265
FinecoBank Banca Fineco SpA*	3,910	70,622
Infrastrutture Wireless Italiane SpA	1,712	19,068
Intesa Sanpaolo SpA	108,093	306,010
Mediobanca Banca di Credito Finanziario SpA*	3,828	46,055
Moncler SpA	1,251	76,299
Nexi SpA*	2,687	50,106
Poste Italiane SpA	3,626	49,792
Prysmian SpA	1,675	58,505
Recordati Industria Chimica e Farmaceutica SpA	726	42,079
Snam SpA	13,027	72,064
Telecom Italia SpA	60,149	23,519
Telecom Italia SpA, RSP	40,890	16,501
Terna - Rete Elettrica Nazionale	8,790	62,381
UniCredit SpA	14,000	185,272
		2,215,156
Japan — 23.7%
ABC-Mart, Inc.	200	11,235
Acom Co., Ltd.	3,200	11,693
Advantest Corp.	1,300	115,842
Aeon Co., Ltd.	4,300	113,047
AGC, Inc.	1,200	61,839
Aisin Corp.	1,000	36,237
Ajinomoto Co., Inc.	3,000	88,649
ANA Holdings, Inc.*	800	20,798
Asahi Group Holdings Ltd.	2,900	139,941
Asahi Intecc Co., Ltd.	1,400	38,344
Asahi Kasei Corp.	8,100	86,800
Astellas Pharma, Inc.	11,800	194,217
Azbil Corp.	800	34,444
Bandai Namco Holdings, Inc.	1,300	97,731
Bridgestone Corp.	3,600	170,320
Brother Industries Ltd.	1,500	33,008
Canon, Inc.	6,400	156,596
Capcom Co., Ltd.	1,200	33,343
Casio Computer Co., Ltd.	1,500	24,834
Central Japan Railway Co.	900	143,662
Chubu Electric Power Co., Inc.	4,100	48,457
Chugai Pharmaceutical Co., Ltd.	4,300	157,354
Concordia Financial Group Ltd.	7,200	28,343
Cosmos Pharmaceutical Corp.	100	16,983
CyberAgent, Inc.	2,400	46,302
Dai Nippon Printing Co., Ltd.	1,400	33,730
Daifuku Co., Ltd.	700	65,650
Dai-ichi Life Holdings, Inc.	6,500	142,162
	Number of Shares	Value†

Japan — (continued)
Daiichi Sankyo Co., Ltd.	11,100	$295,051
Daikin Industries Ltd.	1,600	348,862
Daito Trust Construction Co., Ltd.	400	46,923
Daiwa House Industry Co., Ltd.	3,600	120,006
Daiwa House REIT Investment Corp.	13	38,177
Daiwa Securities Group, Inc.	9,300	54,207
Denso Corp.	2,800	182,833
Dentsu Group, Inc.	1,500	57,712
Disco Corp.	200	56,018
East Japan Railway Co.	2,000	141,346
Eisai Co., Ltd.	1,500	112,361
ENEOS Holdings, Inc.	20,490	83,238
FANUC Corp.	1,200	263,114
Fast Retailing Co., Ltd.	400	295,006
Fuji Electric Co., Ltd.	900	40,955
FUJIFILM Holdings Corp.	2,300	198,604
Fujitsu Ltd.	1,300	234,924
GLP J-Reit	26	42,798
GMO Payment Gateway, Inc.	300	37,878
Hakuhodo DY Holdings, Inc.	1,500	25,813
Hamamatsu Photonics K.K.	900	55,673
Hankyu Hanshin Holdings, Inc.	1,600	50,358
Harmonic Drive Systems, Inc.	300	14,387
Hikari Tsushin, Inc.	100	16,902
Hino Motors Ltd.	2,000	18,572
Hirose Electric Co., Ltd.	220	36,561
Hisamitsu Pharmaceutical Co., Inc.	400	15,129
Hitachi Construction Machinery Co., Ltd.	700	19,666
Hitachi Ltd.	6,300	372,712
Hitachi Metals Ltd.*	1,400	27,036
Honda Motor Co., Ltd.	10,400	319,736
Hoshizaki Corp.	300	27,286
Hoya Corp.	2,400	374,445
Hulic Co., Ltd.	2,000	22,273
Ibiden Co., Ltd.	700	38,504
Idemitsu Kosan Co., Ltd.	1,356	35,672
Iida Group Holdings Co., Ltd.	1,000	25,722
Inpex Corp.	6,400	49,833
Isuzu Motors Ltd.	3,400	44,235
Ito En Ltd.	400	26,534
ITOCHU Corp.	7,800	227,183
Itochu Techno-Solutions Corp.	700	22,732
Japan Airlines Co., Ltd.*	800	19,045
Japan Exchange Group, Inc.	3,300	81,840
Japan Metropolitan Fund Invest	48	46,090
Japan Post Bank Co., Ltd.	3,000	25,732
Japan Post Holdings Co., Ltd.*	10,500	88,260
Japan Post Insurance Co., Ltd.	1,700	30,835
Japan Real Estate Investment Corp.	8	47,986
Japan Tobacco, Inc.	7,800	152,835
JFE Holdings, Inc.	3,000	44,989
JSR Corp.	1,200	43,135
Kajima Corp.	2,800	35,881
Kakaku.com, Inc.	900	29,064

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Kansai Paint Co., Ltd.	1,100	$27,287
Kao Corp.	3,100	184,492
KDDI Corp.	10,500	345,693
Keio Corp.	700	37,441
Keisei Electric Railway Co., Ltd.	800	26,500
Keyence Corp.	1,195	713,261
Kikkoman Corp.	900	73,235
Kintetsu Group Holdings Co., Ltd.*	1,100	36,992
Kirin Holdings Co., Ltd.	5,200	96,511
Kobayashi Pharmaceutical Co., Ltd.	300	23,785
Kobe Bussan Co., Ltd.	800	26,139
Koei Tecmo Holdings Co., Ltd.	390	18,512
Koito Manufacturing Co., Ltd.	700	42,093
Komatsu Ltd.	5,800	138,901
Konami Holdings Corp.	600	37,608
Kose Corp.	200	23,919
Kubota Corp.	6,500	138,337
Kurita Water Industries Ltd.	600	28,871
Kyocera Corp.	2,100	131,274
Kyowa Kirin Co., Ltd.	1,700	61,285
Lasertec Corp.	500	113,829
Lawson, Inc.	400	19,649
Lion Corp.	1,500	24,261
Lixil Corp.	1,700	49,272
M3, Inc.	2,900	206,678
Makita Corp.	1,400	76,976
Marubeni Corp.	10,600	87,696
Mazda Motor Corp.*	3,400	29,423
McDonald's Holdings Co., Japan Ltd.	400	18,871
Medipal Holdings Corp.	1,300	24,466
MEIJI Holdings Co., Ltd.	800	51,722
Mercari, Inc.*	600	33,155
MINEBEA MITSUMI, Inc.	2,300	58,576
MISUMI Group, Inc.	1,900	80,843
Mitsubishi Chemical Holdings Corp.	8,200	74,651
Mitsubishi Corp.	8,200	257,500
Mitsubishi Electric Corp.	11,900	165,381
Mitsubishi Estate Co., Ltd.	7,500	119,421
Mitsubishi Gas Chemical Co., Inc.	1,100	21,692
Mitsubishi HC Capital, Inc.	4,700	24,576
Mitsubishi Heavy Industries Ltd.	2,100	56,267
Mitsubishi UFJ Financial Group, Inc.	78,900	466,404
Mitsui & Co., Ltd.	9,700	212,110
Mitsui Chemicals, Inc.	1,100	36,750
Mitsui Fudosan Co., Ltd.	6,000	142,529
Miura Co., Ltd.	600	23,985
Mizuho Financial Group, Inc.	15,508	219,394
MonotaRO Co., Ltd.	1,600	35,856
MS&AD Insurance Group Holdings, Inc.	2,890	96,661
Murata Manufacturing Co., Ltd.	3,700	327,274
Nabtesco Corp.	700	26,467
NEC Corp.	1,500	81,287
Nexon Co., Ltd.	3,200	51,362
NGK Insulators Ltd.	1,500	25,427
	Number of Shares	Value†

Japan — (continued)
NH Foods Ltd.	600	$22,659
Nidec Corp.	2,900	319,696
Nihon M&A Center Holdings, Inc.	2,000	58,729
Nintendo Co., Ltd.	722	345,031
Nippon Building Fund, Inc.	10	64,968
Nippon Express Co., Ltd.	500	34,435
Nippon Paint Holdings Co., Ltd.	4,500	49,006
Nippon Prologis REIT, Inc.	13	43,447
Nippon Sanso Holdings Corp.	1,000	25,061
Nippon Shinyaku Co., Ltd.	300	24,937
Nippon Steel Corp.	5,317	95,631
Nippon Telegraph & Telephone Corp.	8,300	229,986
Nippon Yusen K.K.	900	67,436
Nissan Chemical Corp.	800	46,789
Nissan Motor Co., Ltd.*	15,600	77,960
Nisshin Seifun Group, Inc.	1,315	21,790
Nissin Foods Holdings Co., Ltd.	400	32,098
Nitori Holdings Co., Ltd.	500	98,536
Nitto Denko Corp.	900	64,068
Nomura Holdings, Inc.	19,300	95,147
Nomura Real Estate Holdings, Inc.	600	15,599
Nomura Real Estate Master Fund, Inc.	28	40,300
Nomura Research Institute Ltd.	2,130	78,292
NSK Ltd.	2,100	14,230
NTT Data Corp.	4,000	77,337
Obayashi Corp.	4,200	34,620
Obic Co., Ltd.	454	86,332
Odakyu Electric Railway Co., Ltd.	1,800	41,661
Oji Holdings Corp.	6,000	30,232
Olympus Corp.	7,500	164,160
Omron Corp.	1,200	118,743
Ono Pharmaceutical Co., Ltd.	2,500	57,009
Oracle Corp. Japan	200	17,569
Oriental Land Co., Ltd.	1,300	210,309
ORIX Corp.	8,000	149,692
Orix JREIT, Inc.	15	26,106
Osaka Gas Co., Ltd.	2,400	43,855
Otsuka Corp.	800	41,138
Otsuka Holdings Co., Ltd.	2,500	106,907
Pan Pacific International Holdings Corp.	2,700	55,710
Panasonic Corp.	14,400	178,494
PeptiDream, Inc.*	700	22,851
Persol Holdings Co., Ltd.	1,000	24,929
Pigeon Corp.	700	16,273
Pola Orbis Holdings, Inc.	500	11,509
Rakuten Group, Inc.	5,500	53,574
Recruit Holdings Co., Ltd.	8,800	537,908
Renesas Electronics Corp.*	8,100	99,690
Resona Holdings, Inc.	14,800	59,200
Ricoh Co., Ltd.	4,200	42,975
Rinnai Corp.	200	21,958
Rohm Co., Ltd.	600	56,582
Ryohin Keikaku Co., Ltd.	1,700	37,813
Santen Pharmaceutical Co., Ltd.	2,600	36,567

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
SBI Holdings, Inc.	1,710	$41,882
SCSK Corp.	1,200	25,381
Secom Co., Ltd.	1,400	101,259
Seiko Epson Corp.	1,700	34,323
Sekisui Chemical Co., Ltd.	2,600	44,674
Sekisui House Ltd.	3,900	81,670
Seven & i Holdings Co., Ltd.	4,800	218,517
SG Holdings Co., Ltd.	2,200	62,240
Sharp Corp.	1,200	15,127
Shimadzu Corp.	1,400	61,483
Shimano, Inc.	500	146,094
Shimizu Corp.	4,000	29,941
Shin-Etsu Chemical Co., Ltd.	2,300	388,169
Shionogi & Co., Ltd.	1,700	116,330
Shiseido Co., Ltd.	2,600	174,745
SMC Corp.	368	229,599
SoftBank Corp.	18,700	253,662
SoftBank Group Corp.	7,800	450,725
Sohgo Security Services Co., Ltd.	500	22,478
Sompo Holdings, Inc.	2,025	87,855
Sony Group Corp.	8,100	899,252
Square Enix Holdings Co., Ltd.	600	32,067
Stanley Electric Co., Ltd.	1,000	25,258
Subaru Corp.	4,000	73,919
SUMCO Corp.	1,800	35,911
Sumitomo Chemical Co., Ltd.	9,200	47,750
Sumitomo Corp.	7,200	101,426
Sumitomo Dainippon Pharma Co., Ltd.	1,100	19,661
Sumitomo Electric Industries Ltd.	4,900	65,159
Sumitomo Metal Mining Co., Ltd.	1,500	54,241
Sumitomo Mitsui Financial Group, Inc.	8,500	299,025
Sumitomo Mitsui Trust Holdings, Inc.	2,143	73,805
Sumitomo Realty & Development Co., Ltd.	2,000	73,102
Suntory Beverage & Food Ltd.	1,000	41,455
Suzuki Motor Corp.	2,300	102,762
Sysmex Corp.	1,100	136,629
T&D Holdings, Inc.	3,700	50,756
Taisei Corp.	1,200	38,450
Taisho Pharmaceutical Holdings Co., Ltd.	200	11,658
Takeda Pharmaceutical Co., Ltd.	10,195	336,259
TDK Corp.	2,400	86,551
Terumo Corp.	4,100	193,595
The Chiba Bank Ltd.	3,700	23,977
The Kansai Electric Power Co., Inc.	4,900	47,482
The Shizuoka Bank Ltd.	3,200	26,292
THK Co., Ltd.	700	15,361
TIS, Inc.	1,600	43,671
Tobu Railway Co., Ltd.	1,100	29,618
Toho Co., Ltd.	700	32,978
Toho Gas Co., Ltd.	400	17,398
Tohoku Electric Power Co., Inc.	2,800	20,583
Tokio Marine Holdings, Inc.	4,000	214,420
Tokyo Century Corp.	300	16,890
	Number of Shares	Value†

Japan — (continued)
Tokyo Electric Power Co. Holdings, Inc.*	10,800	$30,751
Tokyo Electron Ltd.	1,000	441,779
Tokyo Gas Co., Ltd.	2,300	42,797
Tokyu Corp.	3,000	44,530
TOPPAN Inc.	1,500	25,433
Toray Industries, Inc.	8,800	55,917
Toshiba Corp.	2,600	109,437
Tosoh Corp.	1,800	32,619
TOTO Ltd.	1,000	47,617
Toyo Suisan Kaisha Ltd.	600	26,568
Toyota Industries Corp.	1,000	82,280
Toyota Motor Corp.	68,340	1,217,640
Toyota Tsusho Corp.	1,400	58,791
Trend Micro, Inc.	900	50,119
Tsuruha Holdings, Inc.	200	24,664
Unicharm Corp.	2,700	119,642
United Urban Investment Corp.	21	28,383
USS Co., Ltd.	1,500	25,533
Welcia Holdings Co., Ltd.	600	21,626
West Japan Railway Co.	1,000	50,267
Yakult Honsha Co., Ltd.	800	40,497
Yamada Holdings Co., Ltd.	4,000	16,798
Yamaha Corp.	900	56,612
Yamaha Motor Co., Ltd.	1,700	47,328
Yamato Holdings Co., Ltd.	2,000	50,621
Yaskawa Electric Corp.	1,600	76,830
Yokogawa Electric Corp.	1,600	27,906
Z Holdings Corp.	17,700	113,281
ZOZO, Inc.	600	22,479
		26,156,571
Jordan — 0.0%
Hikma Pharmaceuticals PLC	1,083	35,626
Luxembourg — 0.3%
ArcelorMittal S.A.	4,640	142,043
Aroundtown S.A.	6,382	43,965
Eurofins Scientific S.E.	870	111,470
Tenaris S.A.	2,782	29,264
		326,742
Macao — 0.0%
Sands China Ltd.*	16,000	32,744
Wynn Macau Ltd.*	12,400	10,435
		43,179
Netherlands — 6.1%
ABN AMRO Bank N.V.*	2,635	38,016
Adyen N.V.*	127	355,011
Aegon N.V.	11,939	61,627
Akzo Nobel N.V.	1,217	132,975
Argenx S.E.*	290	87,633
ASM International N.V.	316	123,752
ASML Holding N.V.	2,705	2,020,793
EXOR N.V.	691	57,987
Heineken Holding N.V.	727	63,304

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Netherlands — (continued)
Heineken N.V.	1,671	$174,410
ING Groep N.V.	25,125	365,280
JDE Peet's N.V.	515	15,386
Just Eat Takeaway.com N.V.*	1,183	86,435
Koninklijke Ahold Delhaize N.V.	6,743	224,529
Koninklijke DSM N.V.	1,104	220,774
Koninklijke KPN N.V.	21,105	66,412
Koninklijke Philips N.V.	5,905	262,341
Koninklijke Vopak N.V.	469	18,480
NN Group N.V.	1,815	95,074
Prosus N.V.*	6,009	480,967
QIAGEN N.V.*	1,512	78,446
Randstad N.V.	823	55,410
Royal Dutch Shell PLC, Class A	26,683	593,408
Royal Dutch Shell PLC, Class B	23,939	530,407
Stellantis N.V.	5,622	107,146
Stellantis N.V.	7,408	140,983
Universal Music Group N.V.*	4,675	125,174
Wolters Kluwer N.V.	1,720	182,314
		6,764,474
New Zealand — 0.3%
Auckland International Airport Ltd.*	7,064	37,972
Fisher & Paykel Healthcare Corp. Ltd.	3,664	80,592
Mercury NZ Ltd.	5,143	23,002
Meridian Energy Ltd.	8,838	29,888
Ryman Healthcare Ltd.	2,831	29,458
Spark New Zealand Ltd.	12,240	40,268
The a2 Milk Co., Ltd.*	5,132	22,724
Xero Ltd.*	835	81,938
		345,842
Norway — 0.6%
Adevinta ASA*	1,674	28,686
DNB Bank ASA	6,003	136,476
Equinor ASA	6,312	160,519
Gjensidige Forsikring ASA	1,242	27,508
Mowi ASA	2,898	73,530
Norsk Hydro ASA	8,484	63,325
Orkla ASA	4,885	44,835
Schibsted ASA, Class A	520	24,683
Schibsted ASA, Class B	588	25,009
Telenor ASA	4,471	75,256
Yara International ASA	1,154	57,165
		716,992
Poland — 0.0%
InPost S.A.*	1,446	23,994
Portugal — 0.2%
Banco Espirito Santo S.A.(1),*	27,017	0
EDP - Energias de Portugal S.A.	18,726	98,370
Galp Energia SGPS S.A.	3,064	34,801
Jeronimo Martins SGPS S.A.	1,733	34,548
		167,719
	Number of Shares	Value†

Singapore — 1.2%
Ascendas Real Estate Investment Trust	20,490	$45,164
CapitaLand Integrated Commercial Trust	34,100	50,777
Capitaland Investment Ltd.*	16,607	41,585
City Developments Ltd.	3,000	15,183
DBS Group Holdings Ltd.	11,748	260,319
Genting Singapore Ltd.	36,200	19,086
Jardine Matheson Holdings Ltd.	1,400	74,002
Keppel Corp. Ltd.	10,300	39,333
Mapletree Commercial Trust	15,200	23,035
Mapletree Logistics Trust	19,361	28,943
Oversea-Chinese Banking Corp. Ltd.	21,691	182,654
Sea Ltd., ADR*	400	127,492
Singapore Airlines Ltd.*	7,900	29,093
Singapore Exchange Ltd.	5,000	36,604
Singapore Technologies Engineering Ltd.	9,500	26,519
Singapore Telecommunications Ltd.	52,200	93,974
United Overseas Bank Ltd.	7,837	148,257
UOL Group Ltd.	3,107	15,624
Venture Corp. Ltd.	1,700	22,344
Wilmar International Ltd.	11,600	35,837
		1,315,825
Spain — 2.3%
ACS Actividades de Construccion y Servicios S.A.	1,556	42,150
Aena SME S.A.*	469	81,110
Amadeus IT Group S.A.*	2,864	188,370
Banco Bilbao Vizcaya Argentaria S.A.*	42,639	281,443
Banco Santander S.A.*	110,885	401,666
CaixaBank S.A.	27,810	86,240
Cellnex Telecom S.A.	3,268	201,581
EDP Renovaveis S.A.	2,000	49,624
Enagas S.A.	1,501	33,358
Endesa S.A.	2,006	40,456
Ferrovial S.A.	3,027	88,354
Grifols S.A.	1,885	46,028
Iberdrola S.A.	38,249	384,801
Industria de Diseno Textil S.A.	6,954	255,878
Naturgy Energy Group S.A.	1,783	44,880
Red Electrica Corp. S.A.	2,674	53,647
Repsol S.A.	9,155	119,505
Siemens Gamesa Renewable Energy S.A.*	1,562	39,701
Telefonica S.A.	33,141	155,517
		2,594,309
Sweden — 3.4%
Alfa Laval AB	2,000	74,597
Assa Abloy AB, Class B	6,425	186,367
Atlas Copco AB, Class A	4,371	263,946
Atlas Copco AB, Class B	2,570	130,624
Boliden AB	1,749	56,004
Electrolux AB, Class B	1,401	32,368

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Embracer Group AB*	3,546	$33,979
Epiroc AB, Class A	4,193	86,929
Epiroc AB, Class B	2,471	43,766
EQT AB	1,484	61,621
Essity AB, Class B	3,911	121,296
Evolution Gaming Group AB	1,087	164,615
Fastighets AB Balder, Class B*	696	41,827
H & M Hennes & Mauritz AB, Class B*	4,799	97,139
Hexagon AB, Class B	12,559	194,262
Husqvarna AB, Class B	2,834	33,855
ICA Gruppen AB	622	28,537
Industrivarden AB, Class A	735	23,481
Industrivarden AB, Class C	986	30,463
Investment AB Latour, Class B	1,056	32,677
Investor AB, Class B	11,852	254,870
Kinnevik AB, Class B*	1,611	56,633
L E Lundbergforetagen AB, Class B	471	25,848
Lundin Energy AB	1,292	47,961
Nibe Industrier AB, Class B	9,198	115,589
Sandvik AB	7,183	164,105
Securitas AB, Class B	2,230	35,296
Sinch AB*	3,150	61,085
Skandinaviska Enskilda Banken AB, Class A	10,425	146,923
Skanska AB, Class B	2,121	53,211
SKF AB, Class B	2,369	55,864
Svenska Cellulosa AB SCA, Class B	3,887	60,241
Svenska Handelsbanken AB, Class A	9,287	104,009
Swedbank AB, Class A	5,991	120,807
Swedish Match AB	10,970	96,061
Tele2 AB, Class B	3,276	48,507
Telefonaktiebolaget LM Ericsson, Class B	18,737	211,483
Telia Co., AB	17,132	70,476
Volvo AB, Class A	1,410	31,859
Volvo AB, Class B	9,114	203,484
		3,702,665
Switzerland — 9.8%
ABB Ltd.	11,125	372,152
Adecco Group AG	1,018	51,008
Alcon, Inc.	3,189	258,216
Baloise Holding AG	301	45,659
Banque Cantonale Vaudoise	175	13,306
Barry Callebaut AG	22	49,897
Chocoladefabriken Lindt & Spruengli AG	1	117,925
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	78,266
Cie Financiere Richemont S.A.	3,369	349,305
Clariant AG*	1,199	22,506
Coca-Cola HBC AG*	1,222	39,378
Credit Suisse Group AG	16,223	160,223
EMS-Chemie Holding AG	43	40,627
Geberit AG	235	172,538
	Number of Shares	Value†

Switzerland — (continued)
Givaudan S.A.	60	$273,546
Glencore PLC*	64,295	302,450
Holcim Ltd.*	3,354	161,612
Julius Baer Group Ltd.*	1,484	98,597
Kuehne + Nagel International AG	354	120,856
Logitech International S.A.	1,098	97,686
Lonza Group AG	477	357,802
Nestle S.A.	18,503	2,229,428
Novartis AG	14,307	1,173,163
Partners Group Holding AG	147	229,414
Roche Holding AG	4,510	1,646,015
Roche Holding AG	213	87,420
Schindler Holding AG	125	32,203
Schindler Holding AG, Participation Certificates	269	72,218
SGS S.A.	38	110,612
Sika AG	923	291,828
Sonova Holding AG	360	136,047
STMicroelectronics N.V.	4,365	190,583
Straumann Holding AG	65	116,575
Swiss Life Holding AG	200	100,773
Swiss Prime Site AG	484	47,278
Swiss Re AG	1,930	164,726
Swisscom AG	163	93,803
Temenos AG	430	58,345
The Swatch Group AG	185	48,263
The Swatch Group AG	298	15,333
UBS Group AG	23,799	379,870
Vifor Pharma AG	293	37,978
Zurich Insurance Group AG	965	394,608
		10,840,038
United Kingdom — 11.9%
3i Group PLC	6,462	110,996
Abrdn PLC	14,470	49,487
Admiral Group PLC	1,312	54,820
Anglo American PLC	8,401	294,444
Antofagasta PLC	2,581	46,904
Ashtead Group PLC	2,899	219,145
Associated British Foods PLC	2,278	56,706
AstraZeneca PLC	9,967	1,201,200
Auto Trader Group PLC	6,702	52,853
Aveva Group PLC	707	34,170
Aviva PLC	25,020	132,603
BAE Systems PLC	20,679	156,624
Barclays PLC	111,612	283,604
Barratt Developments PLC	6,327	55,929
Berkeley Group Holdings PLC	697	40,702
BP PLC	132,451	603,295
British American Tobacco PLC	14,182	495,725
BT Group PLC*	56,933	122,054
Bunzl PLC	2,198	72,522
Burberry Group PLC	2,621	63,786
CNH Industrial N.V.	6,662	111,982
Coca-Cola European Partners PLC	1,276	70,138

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Compass Group PLC*	11,455	$234,268
Croda International PLC	875	100,255
Diageo PLC	15,052	728,743
Direct Line Insurance Group PLC	8,161	31,845
Entain PLC*	3,735	106,678
Evraz PLC	3,788	30,054
Ferguson PLC	1,462	202,958
GlaxoSmithKline PLC	32,554	614,397
Halma PLC	2,528	96,427
Hargreaves Lansdown PLC	2,149	41,262
HSBC Holdings PLC	131,024	685,082
Imperial Brands PLC	6,063	126,818
Informa PLC*	9,687	71,238
InterContinental Hotels Group PLC*	1,153	73,621
Intertek Group PLC	1,024	68,472
J. Sainsbury PLC	10,110	38,749
JD Sports Fashion PLC	3,587	50,410
Johnson Matthey PLC	1,361	48,829
Kingfisher PLC	14,253	64,336
Land Securities Group PLC	4,914	45,800
Legal & General Group PLC	38,445	144,441
Lloyds Banking Group PLC	456,109	283,892
London Stock Exchange Group PLC	2,107	211,139
M&G PLC	16,063	43,887
Melrose Industries PLC	28,464	66,085
Mondi PLC	3,079	75,454
National Grid PLC	22,701	270,499
NatWest Group PLC	37,325	112,530
Next PLC	863	94,931
NMC Health PLC*	538	68
Ocado Group PLC*	3,089	69,032
Pearson PLC	4,876	46,762
Persimmon PLC	2,126	76,036
Phoenix Group Holdings PLC	3,778	32,662
Prudential PLC	16,706	324,187
Reckitt Benckiser Group PLC	4,630	363,734
RELX PLC	6,807	195,948
RELX PLC	5,578	161,470
Rentokil Initial PLC	12,043	94,571
Rolls-Royce Holdings PLC*	55,791	104,202
Schroders PLC	773	37,228
Segro PLC	7,740	124,334
Severn Trent PLC	1,547	54,159
Smith & Nephew PLC	5,814	100,163
Smiths Group PLC	2,596	50,058
Spirax-Sarco Engineering PLC	486	97,786
SSE PLC	6,895	145,175
St. James's Place PLC	3,676	74,153
Standard Chartered PLC	17,213	100,623
Taylor Wimpey PLC	22,936	47,838
Tesco PLC	49,064	167,094
The British Land Co., PLC	5,472	36,310
The Sage Group PLC	7,202	68,575
Unilever PLC	8,119	439,549
Unilever PLC	8,810	475,882
	Number of Shares	Value†

United Kingdom — (continued)
United Utilities Group PLC	4,259	$55,432
Vodafone Group PLC	175,739	267,421
Whitbread PLC*	1,238	55,045
Wm Morrison Supermarkets PLC	15,833	62,827
WPP PLC	8,208	109,967
		13,131,080
TOTAL COMMON STOCKS (Cost $73,256,628)		107,390,181

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	341	25,867
FUCHS PETROLUB S.E.	492	23,036
Henkel AG & Co., KGaA	1,122	103,795
Porsche Automobil Holding S.E.	999	98,791
Sartorius AG	172	109,497
Volkswagen AG	1,195	266,368
TOTAL PREFERRED STOCKS (Cost $393,487)		627,354

RIGHTS — 0.0%
Australia — 0.0%
Transurban Group*	1,984	1,506
France — 0.0%
Veolia Environnement S.A.*	3,618	2,937
Germany — 0.0%
Deutsche Lufthansa AG*	1,773	4,210
TOTAL RIGHTS (Cost $9,032)		8,653

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $752,216)	752,216	752,216
TOTAL INVESTMENTS — 98.5% (Cost $74,411,363)		$108,778,404
Other Assets & Liabilities — 1.5%		1,708,593
TOTAL NET ASSETS — 100.0%		$110,486,997

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Developed International Index Fund
ASA— Allmennaksjeselskap.
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$292,042
Aerospace & Defense	1.1	1,230,536
Agriculture	0.8	871,439
Airlines	0.1	103,275
Apparel	2.3	2,420,695
Auto Manufacturers	3.1	3,335,340
Auto Parts & Equipment	0.9	965,128
Banks	9.7	10,382,949
Beverages	2.1	2,267,083
Biotechnology	0.8	883,138
Building Materials	2.0	2,097,652
Chemicals	3.3	3,505,674
Commercial Services	3.1	3,366,843
Computers	1.3	1,339,769
Cosmetics & Personal Care	2.2	2,334,961
Distribution & Wholesale	1.1	1,220,186
Diversified Financial Services	2.1	2,278,533
Electric	2.6	2,834,479
Electrical Components & Equipment	1.2	1,250,752
Electronics	1.7	1,801,852
Energy-Alternate Sources	0.3	301,471
Engineering & Construction	1.2	1,334,709
Entertainment	1.0	1,083,797
Environmental Control	0.0	28,871
Food	4.7	5,081,669
Food Service	0.3	283,384
Forest Products & Paper	0.4	434,288
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Gas	0.3%	$361,795
Hand & Machine Tools	0.4	456,224
Healthcare Products	2.3	2,461,820
Healthcare Services	0.9	1,001,770
Holding Companies	0.2	208,975
Home Builders	0.5	492,577
Home Furnishings	1.2	1,262,661
Household Products & Wares	0.4	422,661
Insurance	4.8	5,179,562
Internet	1.6	1,678,905
Investment Companies	0.6	679,577
Iron & Steel	0.5	528,518
Leisure Time	0.2	250,034
Lodging	0.3	341,728
Machinery — Construction & Mining	1.0	1,118,961
Machinery — Diversified	2.6	2,757,637
Media	0.4	441,954
Metal Fabricate/Hardware	0.2	180,201
Mining	2.4	2,551,890
Miscellaneous Manufacturing	1.1	1,230,041
Office & Business Equipment	0.4	432,498
Oil & Gas	3.5	3,741,056
Pharmaceuticals	8.4	8,999,528
Pipelines	0.1	65,165
Private Equity	0.0	41,585
Real Estate	1.4	1,494,774
Real Estate Investment Trusts	1.4	1,476,106
Retail	2.1	2,293,172
Semiconductors	3.4	3,595,730
Shipbuilding	0.0	35,799
Software	1.7	1,850,503
Telecommunications	3.4	3,664,465
Toys, Games & Hobbies	0.4	442,762
Transportation	1.9	2,045,875
Water	0.3	273,157
	100.0%	$107,390,181

Futures contracts held by the Fund at September 30, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	12/17/2021	21	50	$2,267	$2,380,350	$—	$(102,126)
							$—	$(102,126)